SHARE OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2017
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the share option activity under the 2005, 2009 and 2014 Plans is as follows:

	Tranche 6	Tranche 7	Tranche 8	Tranche 9	Tranche 10	Tranche 11	Tranche 12	Tranche 13	Tranche 14	Tranche 15

Grant date	January 3, 2011	January 3, 2012	January 2, 2013	January 2, 2014	January 2, 2015	January 4, 2016	April 19, 2016	May 16, 2016	August 3, 2016	January 3, 2017

Options outstanding as of October 1, 2015	115,000	365,000	355,000	345,000	195,000	-	-	-	-	-
Number of options granted	-	-	-	-	-	185,000	600,000	200,000	200,000	-
Options cancelled/expired	(115,000)	(230,000)	-	-	-	-	-	-	-	-

Options outstanding as of September 30, 2016	-	135,000	355,000	345,000	195,000	185,000	600,000	200,000	200,000	-
Number of options granted	-	-	-	-	-	-	-	-	-	180,000
Options exercised		(5,000)				(50,000)
Options cancelled/expired	-	(130,000)	-	-	-	-	-	-	-	-
Outstanding as of September 30, 2017	-	-	355,000	345,000	195,000	135,000	600,000	200,000	200,000	180,000

Options vested and exercisable
At September 30, 2016	-	135,000	355,000	345,000	195,000	185,000	600,000	200,000	200,000	-

At September 30, 2017	-	-	355,000	345,000	195,000	135,000	600,000	200,000	200,000	180,000

Weighted average fair value at the grant date (USD)	6.08	1.45	0.76	0.65	0.75	0.90	1.54	1.24	1.44	0.40

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche 6	Tranche 7	Tranche 8	Tranche 9	Tranche 10	Tranche 11	Tranche 12	Tranche 13	Tranche 14	Tranche 15

Exercise price (US$)	10.84	2.55	1.44	1.27	1.48	1.38	2.05	1.65	2.00	2.07
Average risk-free interest rate	1.03%	0.40%	0.37%	0.76%	1.07%	1.73%	1.79%	1.75%	1.55%	1.94%
Expected option life (year)	3	3	3	3	3	5	10	10	10	5
Volatility rate	88.03%	90.30%	86.32%	79.20%	79.67%	80.72%	69.27%	69.92%	65.37%	63.87%
Dividend yield	-	-	-	-	-	-	-	-	-	-